UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kathleen Prudhomme
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-3738
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1 - Report to Stockholders

2008 Semiannual Report

MOUNT VERNON SECURITIES LENDING TRUST
Prime Portfolio

TABLE OF CONTENTS

Holdings Summary	1

Expense Example	1

Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Notice to Shareholders	13

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST     2008 Semiannual Report

HOLDINGS SUMMARY

Portfolio Allocation as of June 30, 2008 [1] (% of net assets)

Money Market Funds	32.9%
Commercial Paper	20.6
Repurchase Agreements	19.6
Extendible Floating Rate Corporate Notes	14.3
Corporate Notes	6.0
Certificates of Deposit	3.8
Structured Notes	2.2
Floating Rate Funding Agreements	0.5
Other Assets and Liabilities, Net [2]	0.1
100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
[2]	Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.

EXPENSE EXAMPLE

As a shareholder of Mount Vernon Securities Lending Prime Portfolio, you incur ongoing administrative costs.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expense

The first line provides the actual account values and actual expense.  You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period"
for your portfolio to estimate the expense you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expense based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return.  The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period.  You may use this information to compare the ongoing costs of investing in the portfolio and other funds.  To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds

	Beginning Account Value (1/01/2008)	Ending Account Value (6/30/2008)	Expenses Paid During Period[1] (1/01/2008 to 6/30/2008)
Actual [2]	$1,000.00	$1,016.50	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.76	$0.10

[1]
Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/366 (to reflect the six-month period).

[2]	Based on the actual return for the six-month period ended June 30, 2008 of 1.65%.

MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          1

Schedule of INVESTMENTS     June 30, 2008 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE† †
Commercial Paper – 20.6%
Asset-Backed (a) – 18.1%
Atlantic Asset Securities
2.720%, 07/11/2008	$132,000	$131,906
Barton Capital
2.470%, 07/25/2008	71,000	70,883
Bryant Park Funding
2.617%, 08/20/2008	9,000	8,968
Chariot Funding
2.625%, 07/16/2008	81,000	80,912
Falcon Asset Securitization
2.470%, 07/24/2008	128,000	127,798
2.566%, 08/25/2008	44,000	43,829
Fairway Finance
2.602%, 07/03/2008	50,000	49,993
2.511%, 07/21/2008	34,000	33,953
2.650%, 07/25/2008	100,000	99,823
Govco
2.587%, 08/19/2008	101,000	100,647
2.657%, 08/25/2008	35,000	34,859
International Lease
2.780%, 07/01/2008	200,000	200,000
Kitty Hawk Funding
2.470%, 07/25/2008	183,367	183,064
Old Line Funding
2.604%, 08/15/2008	190,000	189,385
Ranger Funding
2.531%, 07/21/2008	44,000	43,938
2.550%, 08/22/2008	119,245	118,805
Sheffield Receivables
2.554%, 07/16/2008	22,000	21,977
2.572%, 07/23/2008	88,000	87,862
2.520%, 07/25/2008	97,000	96,837
Thames Asset Global Funding
2.550%, 07/07/2008	54,000	53,976
2.814%, 07/08/2008	18,176	18,166
2.710%, 08/15/2008	14,000	13,953
Three Pillars
2.500%, 07/07/2008	108,000	107,953
Thunder Bay
2.558%, 07/11/2008	82,000	81,942
2.600%, 07/15/2008	59,251	59,191
2.648%, 08/11/2008	17,000	16,949
Tulip Funding
2.576%, 07/07/2008	98,000	97,958
2.700%, 07/14/2008	40,000	39,961
2.736%, 07/17/2008	41,000	40,950
Variable Funding
2.617%, 08/29/2008	100,000	99,574
2.607%, 09/02/2008	42,000	41,810
2.715%, 09/08/2008	30,000	29,845
Windmill Funding
2.572%, 07/07/2008	10,000	9,996
2.313%, 07/15/2008	60,000	59,939
2.674%, 07/18/2008	61,000	60,923
2.714%, 08/18/2008	40,000	39,856
Total Asset-Backed		2,598,381

DESCRIPTION	PAR	VALUE† †
Non Asset-Backed – 2.5%
Kommunalkredit (a) (b)
2.730%, 07/14/2008	$50,000	$50,000
2.511%, 07/22/2008	75,000	75,000
Morgan Stanley
2.596%, 07/15/2008 (b)	50,000	50,000
Societe Generale
2.850%, 07/07/2008	100,000	100,000
2.831%, 09/04/2008	90,000	89,543
Total Non Asset-Backed		364,543
Total Commercial Paper
(Cost $2,962,924)		2,962,924

Extendible Floating Rate Corporate Notes (b) – 14.3%
Bank of Scotland
2.994%, 08/06/2008	34,000	34,000
Bayerische Landesbank NY
2.541%, 07/24/2008 (a)	237,000	237,000
BP Capital Markets PLC
2.791%, 09/11/2008	50,000	50,000
Danske
3.011%, 10/17/2008 (a)	100,000	100,000
Dekabank Deutsche Girozentrale
2.858%, 07/21/2008 (a)	76,050	76,050
Depfa Bank
2.836%, 09/15/2008 (a)	128,168	128,168
Deutsche Bank
3.011%, 09/22/2008	100,000	100,000
Hartford Life Global Funding
2.809%, 07/01/2008 (a)	75,000	75,000
HBOS Treasury Services
2.529%, 07/01/2008 (a)	125,000	125,000
HSBC Bank
3.218%, 07/14/2008	50,000	50,000
Jackson National Life Funding (a)
2.561%, 07/15/2008	100,000	100,000
3.016%, 08/11/2008	128,000	128,000
Merrill Lynch
2.536%, 07/07/2008	150,000	150,000
MetLife Global Funding (a)
3.085%, 07/14/2008	150,000	150,000
2.571%, 07/15/2008	100,000	100,000
Morgan Stanley
2.573%, 07/28/2008	100,000	100,000
National Australia Bank (a)
2.882%, 09/06/2008	50,000	50,000
2.882%, 09/08/2008	75,000	75,000
Svenska Handelsbaken
2.938%, 07/07/2008 (a)	46,000	46,000
Wachovia Bank
2.910%, 07/07/2008	79,000	79,000
WestLB AG New York
2.519%, 07/10/2008 (a)	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $2,053,218)		2,053,218

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          2

Schedule of INVESTMENTS     June 30, 2008 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE† †
Corporate Notes – 6.0%
Abbey National Treasury Services
2.717%, 07/14/2008 (b)	$20,000	$20,000
AllState Life Global Funding II
3.053%, 09/22/2008 (a) (b)	150,000	150,000
Bank of Nova Scotia
2.771%, 07/09/2008 (a) (b)	50,000	50,000
Bank of Scotland
2.810%, 09/12/2008	25,000	25,000
Credit Suisse
2.670%, 07/01/2008 (b)	50,000	50,000
Genworth Life Insurance
2.448%, 07/11/2008 (a) (b)	50,000	50,000
Goldman Sachs
2.571%, 07/23/2008 (b)	50,000	50,000
ING Bank
3.059%, 09/26/2008 (a) (b)	100,000	100,000
Lehman Brothers
2.551%, 07/23/2008	40,000	40,000
Monumental Life Global Funding
2.851%, 07/15/2008 (a) (b)	50,000	50,000
PNC Bank
3.127%, 07/28/2008 (b)	100,000	100,000
PRICOA Global Funding (a) (b)
2.483%, 07/28/2008	50,000	50,000
2.955%, 08/13/2008	50,000	50,000
Westpac Banking
2.896%, 09/04/2008 (a) (b)	75,000	75,000
Total Corporate Notes
(Cost $860,000)		860,000

Certificates of Deposit – 3.8%
Allied Irish Bank
2.800%, 09/08/2008	75,000	75,000
Barclays Bank NY
2.988%, 07/22/2008 (b)	100,000	100,000
Natixis (b)
3.450%, 07/01/2008	150,000	150,000
2.975%, 07/01/2008	118,000	118,000
Societe Generale
2.820%, 09/05/2008	75,000	75,000
2.910%, 09/10/2008	32,000	32,000
Total Certificates of Deposit
(Cost $550,000)		550,000

Structured Notes (b) (c) – 2.2%
Lakeside Funding
2.748%, 07/08/2008	229,451	229,451
Paragon Mortgages
2.481%, 07/15/2008 (a)	80,678	80,678
Total Structured Notes
(Cost $310,129)		310,129

DESCRIPTION	PAR	VALUE† †
Floating Rate Funding Agreements (b) (c) – 0.5%
United of Omaha Life Insurance Company
2.759%, 07/01/2008	$50,000	$50,000
2.759%, 07/01/2008	25,000	25,000
Total Floating Rate Funding Agreements
(Cost $75,000)		75,000

Repurchase Agreements – 19.6%
Barclays
2.650%, dated 06/30/2008, matures 07/01/2008, repurchase price $25,002 (collateralized by various securities: Total market value $26,250)	25,000	25,000

2.650%, dated 06/30/2008, matures 07/01/2008, repurchase price $205,015 (collateralized by various securities: Total market value $215,250)	205,000	205,000
BNP Paribas
2.650%, dated 06/30/2008, matures 07/01/2008, repurchase price $145,011 (collateralized by U.S. Government securities: Total market value $159,500)	145,000	145,000

2.700%, dated 06/30/2008, matures 07/01/2008, repurchase price $265,020 (collateralized by U.S. Government securities: Total market value $290,485)	265,000	265,000
Citigroup
2.550%, dated 06/30/2008, matures 07/01/2008, repurchase price $50,004 (collateralized by U.S. Government securities: Total market value $51,126)	50,000	50,000

2.700%, dated 06/30/2008, matures 07/01/2008, repurchase price $150,011 (collateralized by U.S. Government securities: Total market value $157,500)	150,000	150,000
Credit Suisse
2.600%, dated 06/30/2008, matures 07/01/2008, repurchase price $70,005 (collateralized by various securities: Total market value $73,501)	70,000	70,000

2.700%, dated 06/30/2008, matures 07/01/2008, repurchase price $220,017 (collateralized by various securities: Total market value $242,005)	220,000	220,000
Deutsche Bank
2.620%, dated 06/30/2008, matures 07/01/2008, repurchase price $200,015 (collateralized by various securities: Total market value $210,000)	200,000	200,000

2.800%, dated 06/30/2008, matures 07/01/2008, repurchase price $100,008 (collateralized by various securities: Total market value $102,000)	100,000	100,000

2.800%, dated 06/30/2008, matures 07/01/2008, repurchase price $175,014 (collateralized by various securities: Total market value $178,500)	175,000	175,000
Goldman Sachs
2.620%, dated 06/30/2008, matures 07/01/2008, repurchase price $50,004 (collateralized by various securities: Total market value $51,835)	50,000	50,000
ING Financial Market
2.650%, dated 06/30/2008, matures 07/01/2008, repurchase price $240,018 (collateralized by various securities: Total market value $264,001)	240,000	240,000
JP Morgan Chase
2.750%, dated 06/30/2008, matures 07/01/2008, repurchase price $400,0031 (collateralized by various securities: Total market value $420,003)	400,000	400,000
Lehman Brothers
2.950%, dated 06/30/2008, matures 07/01/2008, repurchase price $180,015 (collateralized by various securities: Total market value $189,004)	180,000	180,000

The accompanying notes are an integral part of the financial statements.
  MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          3

Schedule of INVESTMENTS     June 30, 2008 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE† †
Lehman Brothers
2.970%, dated 06/30/2008, matures 07/01/2008, repurchase price $55,005 (collateralized by various securities: Total market value $57,755)	$55,000	$55,000
Merrill Lynch
2.700%, dated 06/30/2008, matures 07/01/2008, repurchase price $120,009 (collateralized by various securities: Total market value $126,001)	120,000	120,000
Morgan Stanley
2.600%, dated 06/30/2008, matures 07/01/2008, repurchase price $158,011 (collateralized by various securities: Total market value $166,243)	158,000	158,000
Total Repurchase Agreements
(Cost $2,808,000)		2,808,000

Money Market Funds – 32.9%	SHARES
AIM - Short Term Investment Portfolio	35,000,000	35,000
AIM - STIT Liquid Assets Portfolio	570,893,829	570,894
Dreyfus Cash Advantage Plus Fund	200,000,000	200,000
Dreyfus Cash Management Plus Fund	550,000,000	550,000
DWS Institutional Fund	550,000,000	550,000
Federated Prime Obligations Fund	550,000,000	550,000
Financial Square Money Market Fund	245,000,000	245,000
Goldman Sachs Prime Obligations Fund	355,000,000	355,000
Janus Institutional Cash Management Fund	175,000,000	175,000
Janus Institutional Fund	397,000,000	397,000
Merrill Lynch Premier Institutional Fund	550,000,000	550,000
Reserve Primary Fund	550,000,000	550,000
Total Money Market Funds
(Cost $4,727,894)		4,727,894
Total Investments - 99.9%
(Cost $14,347,165)		14,347,165
Other Assets and Liabilities, Net – 0.1%		9,200
Total Net Assets - 100.0%		$14,356,365

†	Securities are valued in accordance with procedures described in Note 2 of Notes to Financial Statements.

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of June 30, 2008, the value of these investments was $4,869,277 or 33.9% of total net assets.

(b)	Variable Rate Securities - The rate shown is the rate in effect as of June 30, 2008. The date shown is the next reset date, or if none, the final maturity date.

(c)
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2008, the value of these investments was $385,129 or 2.7% of total net assets.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SEUCRITIES LENDING TRUST     Semiannual Report 2008          4

Statement of ASSETS AND LIABILITIES	June 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Investments in securities, at cost	$11,539,165
Repurchase agreements, at cost	2,808,000

ASSETS:
Investments in securities (note 2)	$11,539,165
Repurchase agreements (note 2)	2,808,000
Cash	720
Receivable for dividends and interest	21,940
Receivable from advisor	18
Total assets	14,369,843

LIABILITIES:
Dividends payable	13,253
Payable to affiliates (note 3)	225
Total liabilities	13,478
Net assets	$14,356,365

COMPOSITION OF NET ASSETS:
Portfolio capital	$14,356,387
Accumulated net realized loss on investments (note 2)	(22)
Net assets	$14,356,365

Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	14,356,387
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          5

Statement of OPERATIONS	For the six-month period ended June 30, 2008 (unaudited), all dollars are rounded to thousands (000)

INVESTMENT INCOME:
Interest income	$207,386
Total investment income	207,386

EXPENSES (note 3):
Administration fees	1,279
Total expenses	1,279
Less: Indirect payments from custodian	(6)
Total net expenses	1,273
Investment income - net	206,113
Net increase in net assets resulting from operations	$206,113

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          6

Statement of CHANGES IN NET ASSETS	all dollars and shares are rounded to thousands (000

	Six-Month Period Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007

OPERATIONS:
Investment income - net	$206,113	$723,931
Net realized loss on investments	—	(24,338)
Reimbursement from affiliate	—	24,316
Net increase in net assets resulting from operations	206,113	723,909

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(206,113)	(723,931)
Total distributions	(206,113)	(723,931)

CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	28,754,486	69,284,036
In-Kind Transfer from Mount Vernon Short-Term Bond Portfolio upon liquidation	2,619,344	—
Payments for redemptions	(28,102,756)	(63,965,526)
Increase in net assets from capital share transactions	3,271,074	5,318,510
Total increase in net assets	3,271,074	5,318,488
Net assets at beginning of period	11,085,291	5,766,803
Net assets at end of period	$14,356,365	$11,085,291

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008     7

FINANCIAL HIGHLIGHTS	For a share outstanding throughout the indicated periods

	Six-Month Period Ended 6/30/2008[1] (unaudited)	Year Ended 12/31/2007	Nine-Month Fiscal Period Ended 12/31/2006 [2]

PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.02	0.05	0.04
Distributions from net investment income	(0.02)	(0.05)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	1.65%	5.47%	4.06%
Net assets at end of period (000)	$14,356,365	$11,085,291	$5,766,803
Ratio of expenses to average net assets[3]	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	3.24%	5.35%	5.30%

[1] All ratios have been annualized, except total return.
[2] Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.
[3] Expense ratio is based on total expenses of the portfolio before indirect payments received from the custodian.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          8

Notes to FINANCIAL STATEMENTS	(unaudited as to June 30, 2008), all dollars and shares are rounded to thousands (000)

1 >  Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act (the “Act”) of 1940, as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (“Prime Portfolio”), which operates as a money market fund governed by Rule 2a-7. The portfolio commenced operations on April 1, 2006. Another series of the trust, Short-Term Bond Portfolio, was liquidated on June 24, 2008.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held (except for money market funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees (the “trustees”). If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will then determine what action, if any, to take. No such notification was required during the six-month period ended June 30, 2008.

Investments in money market mutual funds are valued at their respective net asset values on the valuation date.

The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on January 1, 2008.  FAS 157 requires the portfolio to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Generally, the types of securities included within Level 1 of the portfolio are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the portfolio are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of June 30, 2008, the portfolio’s investments in securities were classified as follows:

Level 1 – Quoted prices in active markets for identical assets	$4,727,894
Level 2 – Other significant observable inputs	9,619,271
Level 3 – Significant unobservable inputs	—
Total	$14,347,165

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          9

Notes to FINANCIAL STATEMENTS	(unaudited as to June 30, 2008), all dollars and shares are rounded to thousands (000)

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the trustees as reflecting fair value. Prime Portfolio intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. As of June 30, 2008, Prime Portfolio held investments in illiquid securities with a total value of $385,129 or 2.7% of total net assets

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees. As of June 30, 2008, Prime Portfolio held no restricted securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – The portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FASB Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The portfolio has adopted FIN 48 and as of June 30, 2008, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the six-month period ended June 30, 2008 (estimated) and the fiscal year ended December 31, 2007, were as follows:

	Six-Month Period Ended 6/30/08	Fiscal Year Ended 12/31/07
Distributions paid	$220,069	$723,441

As of December 31, 2007, the portfolio’s most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed ordinary income	$27,209
Accumulated capital and post-October losses	(22)
Total accumulated earnings	$27,187

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared, but not yet paid, as of December 31, 2007.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          10

Notes to FINANCIAL STATEMENTS	(unaudited as to June 30, 2008), all dollars and shares are rounded to thousands (000)

As of December 31, 2007, Prime Portfolio had a capital loss carryforward of $22, which, if not offset by subsequent capital gains, will expire on December 31, 2015. Prime Portfolio incurred a loss of $3,953 for tax purposes for the period from November 1, 2007 to December 31, 2007. As permitted by tax regulations, the portfolio intends to elect to defer and treat this loss as arising in the fiscal year ending December 31, 2008.

REPURCHASE AGREEMENTS – The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2008.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, FAF Advisors manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, FAF Advisors provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred and credits are received for interest earned on uninvested cash balances.

For the six-month ended June 30, 2008, Prime Portfolio incurred $0 in interest expense and earned $6 in interest. The net amount is disclosed as “Indirect payments from custodian” in the Statement of Operations.

4 >  Capital Share Transactions

The trust has an unlimited number of authorized shares of beneficial interest, $0.01 par value. Capital share transactions for the portfolio were as follows:

	Six-Month Period Ended 6/30/08	Fiscal Year Ended 12/31/07
Shares issued	28,754,486	69,284,036
In-Kind Transfer from Mount Vernon Short- Term Bond Portfolio upon liquidation	2,619,344	——

Shares redeemed	(28,102,756)	(63,965,526)
Net increase in capital shares	3,271,074	5,318,510

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          11

Notes to FINANCIAL STATEMENTS	(unaudited as to June 30, 2008), all dollars and shares are rounded to thousands (000)

5 >  Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the portfolio and the total cost of securities for federal tax purposes at June 30, 2008, were as follows:

Aggregate Gross Appreciation	$—
Aggregate Gross Depreciation	—
Net	—
Federal Income Tax Cost	$14,347,165

6 >  Indemnifications

The portfolio enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The accompanying notes are an integral part of the financial statements.
MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008            12

NOTICE TO SHAREHOLDERS     June 30, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge upon request by calling 612-303-3447 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Forms N-Q are available (1) without charge upon request by calling 612-303-3447; and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Portfolio (the “Board”), which is comprised entirely of independent directors, oversees the management of the Portfolio and, as required by law, determines annually whether to renew the Portfolio’s advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 5-7, 2008, the Board considered information relating to the Portfolio’s investment advisory agreement with FAF Advisors (the “Agreement”).  In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration.  At a subsequent meeting on June 17-19, 2008, the Board concluded its consideration of and approved the Agreement through June 30, 2009.

In considering the Agreement, the Board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including:  (1) the nature, quality and extent of FAF Advisors’ services to the Portfolio, (2) the investment performance of the Portfolio, (3) the profitability of FAF Advisors related to the Portfolio, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Portfolio grows and whether fee levels are adjusted to enable Portfolio investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Portfolio.  In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement.  Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of the Portfolio.  In reaching its conclusions, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to the Portfolio.  The Board reviewed FAF Advisors’ key personnel who provide investment management services to the Portfolio as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for the Portfolio within the framework of the Portfolio’s investment policies and restrictions, subject to review by the Board.  The Board further considered that FAF Advisors’ duties with respect to the Portfolio include:  (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Portfolio’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Portfolio’s custodian.  Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry.  The Board also considered compliance reports about FAF Advisors from the Portfolio’s Chief Compliance Officer.

MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report          13

NOTICE TO SHAREHOLDERS     concluded

Based on the foregoing, the Board concluded that the Portfolio is likely to benefit from the nature, quality and extent of the services provided by FAF Advisors under the Agreement.

Investment Performance of the Portfolio

The Board considered the performance of the Portfolio, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”).  The Board considered that the Portfolio considerably outperformed its performance universe for the one-year period and for the period from its date of inception (April 1, 2006) through January 31, 2008.  The Board concluded that it would be in the interest of the Portfolio and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by FAF Advisors

The Board examined FAF Advisors’ costs in serving as the Portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the Portfolio.  The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with the Portfolio.  The Board examined fee and expense information for the Portfolio as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers.

The Board noted that FAF Advisors does not receive an advisory fee from the Portfolio.  Nevertheless, the Board considered information provided by an independent data service, so as to compare the Portfolio’s total expense ratio to the median total expense ratio of comparable funds.  The Board noted that the Portfolio’s total expense ratio is below its peer group median total expense ratio.

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Portfolio, the Board noted that FAF Advisors and certain of its affiliates may serve the Portfolio in various capacities, including as advisor, administrator, transfer agent, and custodian.  The Board considered that FAF Advisors receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the Portfolio by FAF Advisors or its affiliates.  The Board considered that each service provided to the Portfolio by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

The Board also considered that FAF Advisors acts as securities lending agent for other funds within the First American Funds complex, and that these funds generally invest collateral received in connection with securities lending transactions in the Portfolio.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the interest of the Portfolio and its shareholders.

MOUNT VERNON SECURITIES LENDING TRUST     Semiannual Report 2008          14

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable.  Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 4, 2008

By:

/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: September 4, 2008